Contract assets	12 Months Ended
Dec. 31, 2018
Contract with Customer, Asset, after Allowance for Credit Loss [Abstract]
Contract assets
	2018	2017
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	236,044	330,322
Less: Progress billings	(135,050)	(211,066)

Cost and estimated earnings in excess of billings	100,994	119,256